Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Condensed Consolidated Statements Of Operations
Revenue
Cost of revenues
Gross profit
Operating expenses
Payroll and related expenses	$ 198,787	$ 278,425	$ 612,325	$ 765,786	$ 1,056,621	$ 29,485
Consulting	48,203	879,633	814,856	8,124,783	8,436,442	1,472,444
Professional fees	88,488	231,540	503,165	548,511	946,273	491,643
Research and development	150,398	500,808	717,988	936,221	1,518,807	486,160
General and administrative	490,056	809,006	1,441,376	11,198,714	11,602,139	395,476
Total operating expenses	975,932	2,699,412	4,089,710	21,574,015	23,560,282	2,875,208
Operating loss	(975,932)	(2,699,412)	(4,089,710)	(21,574,015)	(23,560,282)	(2,875,208)
Other income (expense):
Interest expense, net	(7,080)	$ (2,403)	(11,655)	$ (11,652)	$ (14,966)	(181,861)
Gain on settlement of debt						19,475
Change in fair value of derivative liability	$ 2,324		2,324
Legal settlement - replacement warrants			(1,119,450)
Net loss	$ (980,688)	$ (2,701,815)	(5,218,491)	$ (21,585,667)	$ (23,575,248)	$ (3,037,594)
Less: Noncontrolling interest in net loss	(3,345)	(5,718)	(12,708)	(7,263)	(12,269)
Net loss to shareholders	$ (977,343)	$ (2,696,097)	$ (5,205,783)	$ (21,578,404)	$ (23,562,979)	$ (3,037,594)
Net loss per common share: Basic and diluted	$ (0.01)	$ (0.05)	$ (0.08)	$ (0.39)	$ (0.42)	$ (0.07)
Weighted average common shares outstanding: Basic and diluted	66,089,776	59,636,423	63,938,744	55,190,022	56,742,881	45,327,116